Bonds, notes and other obligations - Summary of repayment schedule of bonds, notes and other obligations (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings	S/ 5,551,629	S/ 7,906,303
2023
Disclosure of detailed information about borrowings [line items]
Borrowings		2,296,506
2024
Disclosure of detailed information about borrowings [line items]
Borrowings	71,709
2026
Disclosure of detailed information about borrowings [line items]
Borrowings	1,789,553	1,829,183
2027 onwards
Disclosure of detailed information about borrowings [line items]
Borrowings	S/ 3,690,367	S/ 3,780,614